Investment Risks - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025
Commodities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the NAV of the Fund’s shares to decline or fluctuate more than if the Fund had a broader range of investments. To the extent that the Fund is more heavily exposed to a commodity sub-sector that undergoes a period of weakness, an investor can expect poor returns from the Fund.

Natural Resources Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Natural Resources Investment Risk – Investment in companies in natural resources industries can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, actions to address climate change or other environmental factors, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. Energy prices may decline sharply, and a prolonged slump in energy prices is likely to have a negative effect on companies that extract, process or deliver energy-related commodities. Managers and investors applying environmental, social or governance (“ESG”) screens may preclude investment in some or all natural resources-related companies, which could adversely affect the performance of such companies, and in turn, the Fund.

Focused Investment Risk
Prospectus [Line Items]
Risk [Text Block]
●	Focused Investment Risk – As described in “Principal Investment Strategies of the Fund” above, the Fund concentrates its investments in natural resources investments. Concentrating in natural resources investments increases the risk of loss because the stocks of many or all of the companies in the natural resources industry may decline in value due to a development adversely affecting the industry or one or more particular sub-industries or commodities. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources industry, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they were to cause the Fund’s cash position or cash requirements to exceed normal levels.

Corporate Debt Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Corporate Debt Securities Risk – Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk, market risk and credit risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.

Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk – The issuers of the securities in which the Fund invests or the Fund’s counterparties may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest, principal or other amounts owed to the Fund, thereby reducing the value of the Fund’s portfolio and its income.

Currency Risk
Prospectus [Line Items]
Risk [Text Block]
●	Currency Risk – The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk
Prospectus [Line Items]
Risk [Text Block]
●	Derivatives Risk – Derivatives involve risks different from, and potentially greater than the risks associated with investing directly in securities and other more traditional assets. Derivatives can be illiquid, difficult to value, and may lack correlation with the underlying instrument. Derivatives, especially over-the-counter derivatives such as swaps and credit linked notes, are subject to the credit risk of the counterparty. For derivatives traded on exchanges and/or centrally cleared, such as futures, many options and certain swaps, the primary credit/counterparty risk is the creditworthiness of the Fund’s clearing broker and the exchange and/or central clearing house through which such derivative positions are traded and held. The Fund’s investments in derivatives are also subject to the risks associated with the underlying reference instruments. The use of derivatives may increase the volatility of the Fund through the financial leverage inherent in derivatives. Regulations relating to derivatives markets as well as a mutual fund’s use of derivatives and related instruments could prevent the Fund from fully implementing its investment strategy and adversely affect returns.

Even a small investment in derivative contracts can have a large impact on the Fund’s market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when market prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings.

Emerging Markets Risk
Prospectus [Line Items]
Risk [Text Block]
●	Emerging Markets Risk – Non-U.S. securities risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed countries. Natural resource-related investments are often exposed to emerging markets to a greater extent than other investments.

Equity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Equity Risk – The market price of common stocks and other equity securities may go up or down, sometimes rapidly or unpredictably. The values of equity securities may decline due to factors affecting the issuer or general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than bonds and other debt securities.

High-yield/Junk Bond Risk
Prospectus [Line Items]
Risk [Text Block]
●	High-yield/Junk Bond Risk – Lower-quality debt securities (commonly known as “high-yield” securities or “junk bonds”) involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time, including in response to adverse news about the issuer, or the market or economy in general. The market for lower quality debt securities can be less liquid, especially during periods of recession or general market decline.

Illiquidity Risk
Prospectus [Line Items]
Risk [Text Block]
●	Illiquidity Risk – Many of the Fund’s investments may be or may become illiquid. Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at the desired time or price.

Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Interest Rate Risk – The value of the Fund’s investments may fall if interest rates rise. Fiscal, economic, monetary or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates.

IPO Risk
Prospectus [Line Items]
Risk [Text Block]
●	IPO Risk – Securities purchased in IPOs have no trading history, limited issuer information and increased volatility.

Issuer Risk
Prospectus [Line Items]
Risk [Text Block]
●	Issuer Risk – The value of securities may decline for a number of reasons that directly relate to the issuer, such as its financial strength, management performance, financial leverage and reduced demand for the issuer’s goods and services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Leverage Risk
Prospectus [Line Items]
Risk [Text Block]
●	Leverage Risk – Certain investments by the Fund may give rise to leverage, which may magnify gains and losses and increase the volatility of the Fund’s portfolio. Leverage entails a heightened risk of loss in excess of invested capital.

Managed Portfolio Risk
Prospectus [Line Items]
Risk [Text Block]
●	Managed Portfolio Risk – The Fund will be affected by the Adviser’s allocation determinations, investment decisions and techniques. The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Market Disruption and Geopolitical Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Disruption and Geopolitical Risk – Geopolitical and other events, such as war (including Russia’s military invasion of Ukraine), terrorist attacks, natural environmental disasters, or widespread pandemics (such as COVID-19) or other adverse public health developments may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.

Market Risk
Prospectus [Line Items]
Risk [Text Block]
●	Market Risk – The value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries.

Micro-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
●	Micro-Capitalization Company Risk – Securities issued by very small companies may be more volatile and susceptible to loss of value due to, among other factors, the inability of the company to finance its business, the lack of institutional investor interest, lower trading volumes, the lack of broker-dealer analyst coverage, and greater susceptibility to changes in broad business conditions, than larger, more established companies.

Non-U.S. Securities Risk
Prospectus [Line Items]
Risk [Text Block]
●	Non-U.S. Securities Risk – Non-U.S. securities are subject to the risks of foreign currency fluctuations, generally higher volatility and lower liquidity than U.S. securities, less developed securities markets and economic systems and political and economic instability.

Small and Mid-Capitalization Company Risk
Prospectus [Line Items]
Risk [Text Block]
●	Small and Mid-Capitalization Company Risk – Securities issued by small and mid-sized companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency.